Servicing Activities (Components Of Mortgage Servicing Fees) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Activities [Abstract]
Contractual servicing fees, net of guarantee fees and including subservicing	$ 281	$ 344	$ 277
Late fees	7	9	7
Ancillary fees	12	12	11
Total mortgage servicing fees	$ 300	$ 365	$ 295